One Commerce Square
                                        Philadelphia, PA 19103

     Delaware Investments

                                        DELAWARE
                                        INVESTMENTS
                                        _____________


                                                1933 Act Rule 497(j)
                                                    File No. 2-10765
                                           1940 Act File No. 811-249


     January 20, 1999

     Filed via EDGAR (CIK #0000027801)
     _________________________________

     Securities and Exchange Commission
     Document Control
     450 Fifth Street, N.W.
     Washington, D.C.  20549

     Re:  File No. 2-10765
          DELAWARE GROUP EQUITY FUNDS I, INC.
          DELAWARE BALANCED FUND AND DEVON FUND

     Dear Commission:

     In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Prospectuses for Delaware Group Equity Funds I, Inc. that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 108, the most recent post-effective amendment of Delaware Group Equity Funds I, Inc. Post-Effective Amendment No. 108 was filed electronically with the Commission on January 15, 1999 under paragraph (b) of Rule 485 under the Securities Act of 1933.

     Very truly yours,

     /s/ David P. O'Connor
     __________________________
     David P. O'Connor
     Assistant Vice President/
     Assistant Secretary/Senior Counsel